Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	$ 54,917	$ 56,708	$ 58,387
Selling expenses	23,669	22,391	31,872
Administrative expenses	18,052	14,505	15,730
Expenses by nature	96,638	93,604	105,989
Pension plans [member]
IfrsStatementLineItems [Line Items]
Administrative expenses	250	240	282
Expenses by nature	1,202	1,471	1,402
Communication expenses member
IfrsStatementLineItems [Line Items]
Administrative expenses	1	1	2
Expenses by nature	1,289	1,633	1,948
Allowance for impairment of trade and other receivables member
IfrsStatementLineItems [Line Items]
Administrative expenses
Expenses by nature	2,199	3,822	12,293
Supplies consumption member
IfrsStatementLineItems [Line Items]
Administrative expenses	329	414	434
Expenses by nature	3,587	4,824	5,954
Leases and insurance member
IfrsStatementLineItems [Line Items]
Administrative expenses	1,125	996	925
Expenses by nature	1,127	997	929
Security service member
IfrsStatementLineItems [Line Items]
Administrative expenses	176	227	101
Expenses by nature	1,428	1,298	1,096
Fees and remuneration for services member
IfrsStatementLineItems [Line Items]
Administrative expenses	6,640	5,038	4,521
Expenses by nature	22,625	22,447	22,365
Public relations and marketing member
IfrsStatementLineItems [Line Items]
Administrative expenses
Expenses by nature	1,896	226	56
Advertising and sponsorhip member
IfrsStatementLineItems [Line Items]
Administrative expenses
Expenses by nature	977	117	29
Reimbursements to personnel member
IfrsStatementLineItems [Line Items]
Administrative expenses	2	2	2
Expenses by nature	2	2	2
Depreciation of property plants and equipment member
IfrsStatementLineItems [Line Items]
Administrative expenses	1,750	1,705	1,839
Expenses by nature	18,193	17,728	19,113
Depreciation of right of use asset member
IfrsStatementLineItems [Line Items]
Administrative expenses	723	625	649
Expenses by nature	1,033	892	932
Directors and supervisory committee members fee member
IfrsStatementLineItems [Line Items]
Administrative expenses	69	69	84
Expenses by nature	69	69	84
E n r e penalties member
IfrsStatementLineItems [Line Items]
Administrative expenses
Expenses by nature	4,868	3,982	2,043
Taxes and charges member
IfrsStatementLineItems [Line Items]
Administrative expenses	138	166	187
Expenses by nature	3,366	3,577	4,459
Other member
IfrsStatementLineItems [Line Items]
Administrative expenses	44	53	27
Expenses by nature	46	55	27
Salaries and social security taxes member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	22,553	21,995	22,797
Selling expenses	3,373	3,500	3,783
Administrative expenses	6,805	4,969	6,677
Expenses by nature	32,731	30,464	33,257
Pension plans [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	828	1,062	960
Selling expenses	124	169	160
Communications expenses member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	444	507	641
Selling expenses	844	1,125	1,305
Allowance for the impairment of trade and other receivables member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	2,199	3,822	12,293
Supplies consumption member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	3,258	4,410	5,520
Selling expenses
Leases and insurance member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses			2
Selling expenses	2	1	2
Security service member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	1,109	987	900
Selling expenses	143	84	95
Fees and remuneration for services member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	10,245	11,361	11,463
Selling expenses	5,740	6,048	6,381
Public relations and marketing member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	1,896	226	56
Advertising and sponsorship member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	977	117	29
Reimbursements to personnel member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Depreciation of property plants and equipments member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	14,310	13,945	15,038
Selling expenses	2,133	2,078	2,236
Depreciation of right of use asset member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	103	89	94
Selling expenses	207	178	189
Directors and supervisory committee members fees member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
E n r e penalties member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	2,065	2,351	972
Selling expenses	2,803	1,631	1,071
Taxes and charges member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	3,228	3,411	4,272
Other expenses by nature member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	2	1
Selling expenses		$ 1